Income Tax - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement [Line Items]
Unrecognised Deferred Tax Liabilities	$ 315,340	$ 346,587
Applicable Income Tax Rate	25.00%	30.00%	30.00%	35.00%
Reduction from the Application of the Tax Inflation Adjustment (Nominal Value)			$ 1,021,518
Inflation Adjustment in Income Tax Expense		$ 5,693,726	2,961,457
Income Tax Expense	$ 8,034,094	2,821,059	$ 9,081,582		$ 555,002	$ 647,945	$ 264,257
Reduction of nominal values in income tax expense		3,239,760
Reduction of nominal values on foreign currency		5,693,726
Tax expense, inflation rate adjustment		13,189,209
Tax expense, inflation rate adjustment considered for deduction		7,208,801
Tax expense, inflation rate adjustment recognized in deferred tax asset		5,980,408
Income taxes refund	4,528,453
Deferred tax assets	16,085,389	15,010,431
Inflation Adjustment [Member]
Statement [Line Items]
Deferred tax assets	$ 8,705,893	$ 5,980,408